BNY Mellon Bond Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.4%
Aerospace & Defense — .8%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	6,000,000	5,595,596
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	3,825,000	4,084,175
				9,679,771
Airlines — .2%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,069,551	2,983,604
Automobiles & Components — .5%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	7,400,000	6,381,173
Banks — 10.0%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes(a)	5.38	3/13/2029	3,350,000	3,430,581
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	8,650,000	8,731,275
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	7,250,000	8,110,419
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	9,300,000	9,532,806
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	7,325,000	7,480,093
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	6,166,000	6,268,592
Credit Agricole SA, Sr. Notes(c)	6.32	10/3/2029	4,190,000	4,382,463
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	8,675,000	8,689,084
HSBC Holdings PLC, Sr. Unscd. Notes(a)	6.25	3/9/2034	7,185,000	7,556,570
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(b)	6.50	4/1/2030	5,475,000	5,562,814
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	7,770,000	7,848,358
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000	5,534,534
Nordea Bank Abp, Jr. Sub. Notes(a),(b),(c)	6.63	3/26/2026	4,280,000	4,301,678
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	6,800,000	7,489,487
Societe Generale SA, Sr. Notes(c)	6.69	1/10/2034	8,000,000	8,430,756
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	8,000,000	8,608,466
UBS Group AG, Sr. Unscd. Notes(a),(c)	1.31	2/2/2027	3,000,000	2,931,309
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	7,440,000	7,553,322
				122,442,607
Beverage Products — .5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000	5,638,020
Consumer Discretionary — .3%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	1,000,000	931,400
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	2,635,000	2,236,887
				3,168,287
Diversified Financials — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	6,500,000	6,671,525
Aircastle Ltd., Sr. Unscd. Notes(c)	2.85	1/26/2028	9,000,000	8,507,559
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.70	7/29/2031	5,800,000	5,964,353
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	6,000,000	5,603,759
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,800,000	3,725,972
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000	6,362,919
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000	2,391,031
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	7,650,000	5,086,826
CDP Financial, Inc., Gtd. Notes(a),(c)	4.88	6/5/2029	3,500,000	3,591,484
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	2.00	4/16/2031	4,130,000	3,628,777
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	4.63	4/10/2029	3,500,000	3,562,465
				55,096,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.4% (continued)
Electronic Components — .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000	5,175,260
Energy — 2.4%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	3,825,000	3,396,416
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	4,800,000	4,334,431
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	4,000,000	3,973,272
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	3,375,000	3,442,102
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	5,500,000	5,430,319
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	1,750,000	1,712,783
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	5,000,000	4,994,552
Whistler Pipeline LLC, Sr. Unscd. Notes(c)	5.95	9/30/2034	2,000,000	1,994,843
				29,278,718
Food Products — .5%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000	5,521,152
Foreign Governmental — 1.1%
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(c)	1.38	2/10/2031	4,130,000	3,492,005
Province of British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	2,075,000	2,015,559
Province of Manitoba, Sr. Unscd. Notes(a)	4.30	7/27/2033	3,720,000	3,634,174
Province of Quebec, Unscd. Bonds(a)	0.60	7/23/2025	4,000,000	3,978,300
				13,120,038
Health Care — 2.9%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,693,269
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	5,075,000	4,927,818
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000	1,561,097
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	6,446,255
HCA, Inc., Gtd. Notes	5.75	3/1/2035	5,100,000	5,142,127
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	6,520,000	6,563,738
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	4,775,000	4,749,335
				35,083,639
Industrial — .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(c)	3.80	12/31/2057	5,000,000	3,289,803
Information Technology — 1.0%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	7,135,000	6,327,258
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	6,125,000	6,138,069
				12,465,327
Insurance — .6%
MetLife, Inc., Jr. Sub. Bonds, Ser. G(b)	3.85	9/15/2025	1,900,000	1,887,763
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	7,250,000	5,842,110
				7,729,873
Internet Software & Services — 1.1%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	7,000,000	6,545,851
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	6,372,485
				12,918,336
Media — .2%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	3,000,000	3,073,682
Metals & Mining — .7%
Glencore Funding LLC, Gtd. Notes(c)	2.63	9/23/2031	4,775,000	4,128,553
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	5,470,000	4,903,520
				9,032,073

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.4% (continued)
Municipal Securities — .2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036	3,000,000	2,443,947
Real Estate — .6%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	3,795,000	3,118,811
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	2,500,000	2,139,057
Prologis LP, Sr. Unscd. Notes(a)	4.75	6/15/2033	1,900,000	1,864,218
				7,122,086
Retailing — .4%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000	4,688,472
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom, Inc., Gtd. Notes(c)	2.45	2/15/2031	4,000,000	3,537,887
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	6,000,000	4,882,437
Foundry JV Holdco LLC, Sr. Scd. Notes(c)	5.88	1/25/2034	5,275,000	5,292,516
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	5,650,000	5,021,172
				18,734,012
Technology Hardware & Equipment — .4%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	6,280,000	4,555,831
Telecommunication Services — 2.2%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	10,250,000	8,340,593
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	4,800,000	4,825,913
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	10,685,000	7,647,977
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	10,303,000	6,037,973
				26,852,456
Transportation — .3%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	4,000,000	3,975,233
U.S. Government Agencies Collateralized Municipal-Backed Securities — .4%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	5,293,299	4,380,549
U.S. Government Agencies Mortgage-Backed — 27.9%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050(d)			4,923,834	3,558,559
2.00%, 5/1/2051-2/1/2052(d)			30,131,383	23,280,066
2.50%, 12/1/2051(d)			7,769,876	6,394,772
3.00%, 5/1/2052-6/1/2052(d)			21,641,915	18,450,900
3.50%, 7/1/2047-11/1/2047(d)			17,245,135	15,543,567
4.00%, 1/1/2052-6/1/2053(d)			16,527,129	15,240,930
5.00%, 11/1/2052-12/1/2054(d)			28,093,004	27,394,206
5.50%, 4/1/2054-2/1/2055(d)			43,193,491	42,957,639
6.00%, 4/1/2055(d)			7,207,597	7,283,286
Federal National Mortgage Association:
2.00%, 10/1/2050-4/1/2052(d)			34,289,169	26,848,090
2.50%, 6/1/2051-3/1/2052(d)			37,417,180	30,576,734
3.50%, 3/1/2048(d)			9,120,894	8,233,277
4.00%, 4/1/2052-9/1/2052(d)			11,113,209	10,210,772
4.50%, 10/1/2052(d)			5,871,538	5,572,992
5.00%, 1/1/2055(d)			6,507,916	6,349,013
5.50%, 5/1/2054-10/1/2054(d)			10,720,865	10,644,665
6.00%, 9/1/2054-11/1/2054(d)			13,964,667	14,140,309
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			18,506,778	14,713,715
2.50%, 5/20/2051			9,927,353	8,133,719
3.00%, 6/20/2050			2,277,777	1,947,906

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.4% (continued)
U.S. Government Agencies Mortgage-Backed — 27.9% (continued)
3.50%, 1/20/2052-9/20/2053			10,688,243	9,577,649
4.00%, 2/20/2051-6/20/2051			7,792,518	7,051,096
4.50%, 7/20/2052			7,314,742	6,944,910
6.50%, 3/20/2055			7,590,834	7,774,291
7.00%, 1/20/2055			8,191,961	8,449,796
7.50%, 7/20/2054			3,911,446	4,040,844
				341,313,703
U.S. Treasury Securities — 37.1%
U.S. Treasury Bonds	3.63	2/15/2053	11,600,000	9,267,766
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000	14,278,806
U.S. Treasury Bonds	3.88	2/15/2043	18,435,000	16,199,036
U.S. Treasury Bonds	4.00	11/15/2052	12,750,000	10,914,697
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000	8,090,498
U.S. Treasury Bonds	4.38	8/15/2043	1,550,000	1,450,310
U.S. Treasury Bonds	4.75	2/15/2045	19,500,000	19,039,922
U.S. Treasury Bonds	4.75	11/15/2053	7,750,000	7,522,949
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.38	1/15/2027	6,619,450	6,529,638
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	10,371,920	10,158,657
U.S. Treasury Notes	2.38	5/15/2027	9,500,000	9,227,988
U.S. Treasury Notes	2.88	4/30/2029	5,000,000	4,813,965
U.S. Treasury Notes	3.25	6/30/2027	7,500,000	7,406,982
U.S. Treasury Notes	3.25	6/30/2029	17,435,000	16,996,741
U.S. Treasury Notes	3.38	9/15/2027	20,250,000	20,031,284
U.S. Treasury Notes	3.50	9/30/2029	15,150,000	14,892,272
U.S. Treasury Notes	3.63	3/31/2030	10,000,000	9,850,391
U.S. Treasury Notes	3.75	5/15/2028	24,750,000	24,677,490
U.S. Treasury Notes	3.75	5/31/2030	11,250,000	11,134,424
U.S. Treasury Notes(a)	3.88	4/30/2030	7,500,000	7,471,289
U.S. Treasury Notes	3.88	8/15/2034	19,750,000	19,032,134
U.S. Treasury Notes(a)	4.00	2/28/2030	9,250,000	9,271,318
U.S. Treasury Notes	4.00	7/31/2030	20,250,000	20,257,910
U.S. Treasury Notes	4.00	4/30/2032	16,750,000	16,587,734
U.S. Treasury Notes(a)	4.13	11/15/2027	3,000,000	3,017,051
U.S. Treasury Notes	4.13	8/31/2030	13,500,000	13,579,629
U.S. Treasury Notes	4.13	7/31/2031	7,250,000	7,261,895
U.S. Treasury Notes	4.13	3/31/2032	3,000,000	2,994,375
U.S. Treasury Notes	4.25	2/15/2028	13,500,000	13,631,045
U.S. Treasury Notes	4.25	2/28/2029	12,750,000	12,902,153
U.S. Treasury Notes	4.25	6/30/2029	17,750,000	17,967,715
U.S. Treasury Notes	4.25	1/31/2030	6,000,000	6,075,234
U.S. Treasury Notes	4.25	11/15/2034	5,500,000	5,447,148
U.S. Treasury Notes	4.38	8/31/2028	9,000,000	9,135,176
U.S. Treasury Notes	4.38	11/30/2028	13,000,000	13,203,125
U.S. Treasury Notes	4.38	5/15/2034	22,000,000	22,067,031
U.S. Treasury Notes	4.50	5/31/2029	4,500,000	4,596,065
U.S. Treasury Notes	4.63	5/31/2031	11,750,000	12,087,124
U.S. Treasury Notes	4.88	10/31/2028	13,800,000	14,231,520
				453,300,487

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.4% (continued)
Utilities — .4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	4,295,000	4,364,759
Total Bonds and Notes (cost $1,267,950,770)				1,213,809,568

	1-Day Yield (%)	Shares
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $3,834,153)	4.42	3,834,153	3,834,153
Investment of Cash Collateral for Securities Loaned — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $14,034,418)	4.42	14,034,418	14,034,418
Total Investments (cost $1,285,819,341)		100.8%	1,231,678,139
Liabilities, Less Cash and Receivables		(.8%)	(10,287,921)
Net Assets		100.0%	1,221,390,218

(a)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $29,066,194 and the value of the collateral was
$29,883,510, consisting of cash collateral of $14,034,418 and U.S. Government & Agency securities valued at $15,849,092.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $65,954,535 or 5.4% of net assets.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Bond Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	399,250,844	—	399,250,844
Foreign Governmental	—	13,120,038	—	13,120,038
Municipal Securities	—	2,443,947	—	2,443,947
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	4,380,549	—	4,380,549
U.S. Government Agencies Mortgage-Backed	—	341,313,703	—	341,313,703
U.S. Treasury Securities	—	453,300,487	—	453,300,487
Investment Companies	17,868,571	—	—	17,868,571
	17,868,571	1,213,809,568	—	1,231,678,139

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized depreciation on investments was $54,141,202, consisting of $6,575,037 gross unrealized appreciation and $60,716,239 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.